Leases	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Leases

Note 15—Leases

We lease both real estate and equipment used in our operations and classify those leases as either operating or capital leases following the provisions of ASC 840, "Leases." At December 31, 2010, the remaining lives of our operating leases ranged from one to 83 years, with various automatic extensions totaling up to 87 years.

Rental expense, net of income from subleases, is associated with operating leases for continuing operations and is charged to expense in the year incurred. Net rental expense is included within each line of the Statements of Operations dependent upon the nature or use of the assets under lease. Total net rental expense is as follows:

	Successor			Predecessor
	Year Ended December 31,		Jan. 28, 2008 through Dec. 31, 2008	Jan. 1, 2008 through Jan. 27, 2008
(In millions)	2010	2009
Noncancelable
Minimum	$90.4	$78.7	$81.8	$7.3
Contingent	3.7	4.1	5.5	0.4
Sublease	(1.6)	(0.9)	(1.0)	—
Other	71.5	55.5	32.9	2.9

	$164.0	$137.4	$119.2	$10.6

Our future minimum rental commitments as of December 31, 2010 were as follows:

(In millions)	Noncancelable Operating Leases
2011	$84.4
2012	76.1
2013	66.5
2014	62.2
2015	61.9
Thereafter	1,859.5

Total minimum rental commitments	$2,210.6

In addition to these minimum rental commitments, certain of our operating leases provide for contingent rentals based on a percentage of revenues in excess of specified amounts.